Deposits, Prepayment, Other Receivables and Deferred Ipo Cost, Net (Tables)	6 Months Ended
Jun. 30, 2026
Deposits, Prepayment, Other Receivables and Deferred Ipo Cost, Net [Abstract]
Schedule of Deposits, Prepayment, Other Receivables and Deferred Ipo Cost, Net

Deposits, prepayment, other receivables and deferred Offering cost, net consist of the following:

	June 30, 2026	December 31, 2025
Current
Other receivables	$831,363	$33,442
Deposits	3,404,831	199,935
Prepayment	171,436	120,542
Loan receivable from a third party (a)	75,000	75,000
Advanced payment to supplier	-	74,674
Less: allowance for expected credit loss	(5)	(5)
	$4,482,625	$503,588

Deposit with a digital asset broker	$4,717	$34,987

Receivable from agents	$392,876	$794,116

Deferred Offering Costs, net	40,754	116,250

Deposit for land acquisition (b)	$4,714,749	$4,614,749

(a) The loan is unsecured, interest free and is repayable on demand.

(b) No definitive agreement has been concluded to date regarding this deposit paid for the acquisition of land in Ras Al Khaimah, UAE.

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	June 30, 2026	December 31, 2025
Balance at beginning of the year	$(5)	$(4)
Reversal of provision (Provision)	-	(1)
Ending balance	$(5)	$(5)